Segment Revenue and Expenses - Summary of Geographical Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue from external customers	$ 16,817	$ 6,962	$ 3,600
Non-current assets	48,072	21,189
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenue from external customers	12,521	6,342	3,362
Non-current assets	36,966	18,386
Americas [member]
Disclosure of geographical areas [line items]
Revenue from external customers	1,545
Non-current assets	7,057	1
Africa [member]
Disclosure of geographical areas [line items]
Non-current assets	4,049	2,802
Europe [Member]
Disclosure of geographical areas [line items]
Revenue from external customers	$ 2,751	$ 620	$ 238